Benefit Plans (Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	¥ (4,266)
Recognized actuarial loss	1,272
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	19
Recognized actuarial loss	¥ 811